Administrative Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Administrative Expenses [Abstract]
Staff expense	$ 1,417,813	$ 1,320,135	$ 2,134,718	$ 1,923,199
Loan penalty charge			575,923
Rental expenses	568,164	538,635	480,519	441,223
Depreciation and amortization expense	95,959	73,546	147,873	97,582
Utilities expense	261,735	245,594	147,436	153,133
Travelling and entertainment expenses	86,568	70,713	135,016	128,382
Professional fees	268,531	66,171	151,742	84,513
Repairs and maintenance	35,741	54,461	98,384	80,460
Employee benefit expenses	237,546	65,291	94,293	77,305
Other service fees	101,911	97,274	69,310	55,244
Office expenses			245,374	278,708
Other expenses	349,267	338,420	231,261	87,564
Administrative expenses	$ 3,423,235	$ 2,870,240	$ 4,511,849	$ 3,407,313